Share-Based Compensation (Tables)	9 Months Ended
Mar. 31, 2023
Share-based payment arrangements [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
A summary of stock options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2021	4,108,006	68.46
Granted	1,335,514	9.53
Expired	(544,085)	30.75
Forfeited	(620,152)	73.19
Balance, June 30, 2022	4,279,283	53.97
Granted	3,384,998	1.86
Expired	(277,885)	90.53
Forfeited	(664,893)	58.87
Balance, March 31, 2023	6,721,503	25.73

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following table summarizes the stock options that are outstanding as at March 31, 2023:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
1.67 - 27.24	January 10, 2025 - September 30, 2027	4.00	5,453,045	1,521,559
38.52 - 99.60	April 12, 2023 - December 9, 2024	0.78	402,864	402,864
100.80 - 133.80	June 6, 2023 - July 12, 2024	2.49	797,429	797,429
135.00 - 163.56	September 25, 2023 - May 21, 2024	0.90	68,165	68,165
		3.53	6,721,503	2,790,017

Weighted Average Assumptions
Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Nine months ended March 31, 2023	Year ended June 30, 2022
Risk-free annual interest rate (1)	3.70%	0.95%
Expected annual dividend yield	N/A	—%
Expected stock price volatility (2)	86.86%	84.21%
Expected life of options (years) (3)	2.54	2.50
Forfeiture rate	20.65%	19.99%

(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain competitors.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
Summary of Awards Outstanding
A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price of RSUs and DSUs
	#	$
Balance, June 30, 2021	1,040,544	16.46
Issued	761,029	6.98
Vested, released and issued	(362,774)	21.01
Expired	(417)	113.16
Forfeited	(123,848)	10.35
Balance, June 30, 2022	1,314,534	10.26
Issued	6,728,932	1.82
Vested, released and issued	(326,894)	14.25
Expired	(14,099)	27.34
Forfeited	(177,533)	4.77
Balance, March 31, 2023	7,524,940	2.64
(1)As of March 31, 2023, there were 6,614,487 RSUs and 910,453 DSUs outstanding (June 30, 2022 - 1,100,563 RSUs and 213,971 DSUs).
The following table summarizes the RSUs and DSUs that are outstanding as at March 31, 2023:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
0.93 - $8.50	Nov 3, 2023 - Nov 15, 2025	7,262,564	956,981
10.09 - 24.96	Feb 10, 2023 - Feb 10, 2025	258,247	123,078
$90.12 - $113.16	N/A	4,129	4,129
		7,524,940	1,084,188
A summary of the PSUs outstanding is as follows:

	PSUs	Weighted Average Issue Price of PSUs
	#	$
Balance, June 30, 2021	387,369	10.06
Issued	441,233	7.81
Vested, released and issued	(12,723)	8.22
Forfeited	(121,508)	9.31
Balance, June 30, 2022	694,371	10.26
Issued	1,734,746	1.87
Vested, released and issued	(3,626)	2.16
Forfeited	(117,270)	5.44
Balance, March 31, 2023	2,308,221	3.77
The following table summarizes the PSUs that are outstanding as at March 31, 2023:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
$1.87 - $10.09	Sep 10, 2023 - Nov 15, 2025	2,304,942	560
$13.35 - $23.96	Dec 8, 2023 - Feb 11, 2024	3,279	—
		2,308,221	560

Weighted Average Assumptions of PSUs
PSUs granted during the nine months ended March 31, 2023 were fair valued based on the following weighted average assumptions:

	Nine months ended March 31, 2023	Year ended June 30, 2022

Risk-free annual interest rate (1)	3.99%	1.23%
Dividend yield	—%	—%
Expected stock price volatility (2)	94.04%	38.23%
Expected stock price volatility of peer group (2)	86.71%	28.74%
Expected life of options (years) (3)	3.00	3.00
Forfeiture rate	16.98%	10.30%
Equity correlation against peer group (4)	49.74%	47.51%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.